Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2025
Registrant Name	dei_EntityRegistrantName	Federated Hermes Money Market Obligations Trust
CIK	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 31, 2025
Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2025
Prospectus Date	rr_ProspectusDate	Mar. 31, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes U S Treasury Cash Reserves | CRS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTRXX
Federated Hermes U S Treasury Cash Reserves | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTIXX